Share-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of Total Stock Based Compensation Expense

Total stock-based compensation expense recognized in the condensed consolidated statements of operations and comprehensive loss was as follows (in thousands):

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2019	2020	2019	2020
Research and development	$25	$(359)	$79	$2,008
General and administrative	10	1,048	24	1,685
Cost of services for related-party revenue	51	—	119	—

	$86	$689	$222	$3,693

Predecessor Company
Summary of Share Option Activity

The following table provides a summary of share option activity under the Plan and related information:

		OUTSTANDING OPTIONS
	SHARES AVAILABLE TO GRANT	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE	WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE (YEARS)	AGGREGATE INTRINSIC VALUE
					(in thousands)
Balance outstanding at December 31, 2017	218,322	719,527	$0.99	9.18	$—
Granted	(187,186)	187,186	$1.85
Exercised	—	(6,914)	$0.99
Canceled/forfeited	34,980	(34,980)	$0.99
Shares repurchased	6,899	—	—

Balance outstanding at December 31, 2018	73,015	864,819	$1.17	8.54	$582
Authorized	818,010
Granted	(341,871)	341,871	$1.91
Exercised	—	(5,199)	$1.86
Canceled/forfeited	17,746	(17,746)	$1.88

Balance outstanding at December 31, 2019	566,900	1,183,745	$1.37	8.06	$638

Exercisable at December 31, 2019		565,975	$1.16	7.56	$424

Summary of Total Stock Based Compensation Expense

Share-based compensation expense includes share options granted to employees and nonemployees and has been reported in the Company’s consolidated statements of operations and comprehensive loss as follows (in thousands):

	YEAR ENDED DECEMBER 31,
	2018	2019
Research and development	$195	$105
General and administrative	16	33
Cost of services for related-party revenue	58	159

Total	$269	$297

Schedule of Fair Value of Each Option Grant Using Black-Scholes Option-Pricing Model

The fair value of each option grant during the years ended December 31, 2018 and December 31, 2019 was estimated on the date of grant using the Black-Scholes option-pricing model with the following:

YEAR ENDED DECEMBER 31,
	2018	2019
Expected term (in years)	5.2 – 6.0	4.4 – 6.0
Risk-free interest rate	2.6% – 3.0%	1.7% – 2.1%
Expected dividend rate	–	–
Expected share price volatility	66.5% – 68.7%	75.2% – 80.5%

Founder Stock | Predecessor Company
Summary of Share Option Activity

The following table provides a summary of Founder Stock activity:

	NUMBER OF SHARES	WEIGHTED-AVERAGE GRANT DATE FAIR VALUE
Unvested at December 31, 2017	455,477	$0.35
Vested	(341,613)	0.35
Unvested at December 31, 2018	113,864	0.35
Vested	(113,864)	0.35

Unvested at December 31, 2019	—	$ —